Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of Net Loss Per Share of Common Stock	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net loss per share for each category for the year ended December 31, 2021:

For the year ended December 31, 2021	Redeemable	Non- Redeemable
Allocation of net loss including shares of common stock subject to possible redemption	$(2,091,672)	$(541,088)
Weighted average redeemable common stock outstanding	26,492,055	6,853,151
Basic and diluted net loss per share of common stock	$(0.08)	$(0.08)